Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 16,414	$ 41,286	$ 41,839	$ 78,566
Preferred share dividends Series B	(1,000)	(1,000)	(2,000)	(2,000)
Preferred share dividends Series C	(1,109)	(1,109)	(2,219)	(2,219)
Preferred share dividends Series D	(1,860)	(1,281)	(3,719)	(1,281)
Net income attributable to common stockholders	$ 12,445	$ 37,896	$ 33,901	$ 73,066
Denominator
Weighted average common shares outstanding	85,510,215	84,712,295	86,071,582	84,712,295
Basic and diluted income per common share	$ 0.15	$ 0.45	$ 0.39	$ 0.86